Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company is a leading global innovator and manufacturer of specialty materials, primarily focused on the production of nonwoven products. The Company operates through four operating segments, which represent its four reportable segments: North America, South America, Europe and Asia, with the main source of revenue being the sales of primary and intermediate products to consumer and industrial markets. The Company has one major customer, Procter & Gamble, that accounts for approximately 12% of its business, the loss of which would have a material adverse impact on reported financial results. Sales to this customer are reported within each of the operating segments.
Segment information is based on the “management” approach which designates the internal reporting used by management for making decisions and assessing performance. The Company manages its business on a geographic basis, as each region provides similar products and services. The operating segments are consistent with the manner in which financial information is desegregated for internal review and decision making. The accounting policies of the operating segments are the same as those described in Note 3, “Summary of Significant Accounting Policies”. Intercompany sales between the operating segments are eliminated.

Financial data by operating segment is as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Net sales
North America	$828,633	$572,095	$542,788
South America	306,164	153,770	161,509
Europe	530,440	316,400	294,120
Asia	194,677	172,597	156,746
Total	$1,859,914	$1,214,862	$1,155,163

Operating income (loss)
North America	$87,159	$51,485	$49,988
South America	6,791	7,681	18,047
Europe	21,484	8,571	11,102
Asia	17,352	17,809	18,130
Unallocated Corporate	(54,954)	(45,059)	(40,586)
Eliminations	(449)	(131)	76
Subtotal	77,383	40,356	56,757
Special charges, net	(59,185)	(33,188)	(19,592)
Total	$18,198	$7,168	$37,165

Depreciation and amortization expense
North America	$48,173	$27,614	$28,072
South America	18,652	8,458	9,204
Europe	22,061	13,695	11,267
Asia	22,009	19,954	13,780
Unallocated Corporate	1,662	1,776	1,718
Subtotal	112,557	71,497	64,041
Amortization of loan acquisition costs	5,698	4,796	2,665
Total	$118,255	$76,293	$66,706

Capital spending
North America	$35,351	$11,754	$4,909
South America	10,819	3,991	611
Europe	15,812	6,419	8,802
Asia	16,511	31,122	36,626
Corporate	3,964	1,356	677
Total	$82,457	$54,642	$51,625

In thousands	December 31, 2014	December 28, 2013
Division assets
North America	$819,133	$644,913
South America	536,140	135,373
Europe	304,879	351,591
Asia	261,172	265,729
Corporate	113,849	66,914
Total	$2,035,173	$1,464,520

Geographic Data:
Export sales from the Company's United States operations to unaffiliated customers were $19.1 million, $20.1 million and $32.1 million for the fiscal years ended December 31, 2014, December 28, 2013 and December 29, 2012, respectively.
Geographic data for the Company's operations, based on the geographic region that the sale is made from, are presented as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Net sales
United States	$619,162	$380,836	$357,193
Mexico	138,041	130,451	128,284
Canada	71,430	60,808	57,312
Europe	530,440	316,400	294,120
Asia	194,676	172,597	156,746
South America	306,165	153,770	161,508
Total	$1,859,914	$1,214,862	$1,155,163

In thousands	December 31, 2014	December 28, 2013
Property, plant and equipment, net
United States	$286,204	$209,861
Mexico	51,295	56,229
Canada	4,088	5,026
Europe	136,993	155,383
Asia	146,240	158,006
South America	245,410	68,275
Total	$870,230	$652,780